EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to 51job, Inc.	$ 76,463	¥ 532,318	¥ 1,252,319	¥ 371,889
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding (in shares)	65,049,597	65,049,597	61,318,292	60,087,306
Dilutive effect of share options (in shares)	1,633,860	1,633,860	1,857,191	1,063,107
Denominator for diluted earnings per share (in shares)	66,683,457	66,683,457	63,175,483	61,150,413
Basic earnings per share (in CNY per share) | (per share)	$ 1.17	¥ 8.18	¥ 20.42	¥ 6.19
Diluted earnings per share (in CNY per share) | (per share)	$ 1.15	¥ 7.98	¥ 19.82	¥ 6.08
Share options
Denominator:
Excluded outstanding share options (in shares)	1,730,427	1,730,427	888,548	1,176,660